Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017
Net sales	$ 9,800,000	$ 16,267,000
Cost of sales	7,064,000	11,716,000
Gross margin	2,736,000	4,551,000
Operating expenses:
Engineering	1,794,000	2,254,000
Selling, general and administrative	4,076,000	4,641,000
Total operating expenses	5,870,000	6,895,000
Operating loss	(3,134,000)	(2,344,000)
Gain on adjustment of warrant liability to fair value	172,000	131,000
Gain on sale of product line	324,000	802,000
Interest expense:
Interest expense, net	(461,000)	(111,000)
Interest expense from accretion of loan discount		(22,000)
Total interest expense, net	(461,000)	(133,000)
Loss before income taxes	(3,099,000)	(1,544,000)
Provision for income taxes	2,000	2,000
Net loss	(3,101,000)	(1,546,000)
Deemed dividend on Series E shares	(557,000)
Net loss attributable to common shareholders	$ (3,658,000)	$ (1,546,000)
Loss per common share - basic (in dollars per share)	$ (0.38)	$ (0.16)
Loss per common share - diluted (in dollars per share)	$ (0.38)	$ (0.16)
Weighted average common shares used in per share calculation:
Basic (in shares)	9,738,000	9,550,000
Diluted (in shares)	9,738,000	9,550,000